John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 97.1%		$12,677,423,002
(Cost $9,301,066,221)
Communication services 6.4%		831,139,881
Entertainment 1.0%
Take-Two Interactive Software, Inc. (A)	323,640	52,089,858
Warner Brothers Discovery, Inc. (A)	6,995,040	79,603,555
Interactive media and services 3.0%
Alphabet, Inc., Class A (A)	2,823,442	394,406,613
Media 0.9%
Omnicom Group, Inc.	1,376,792	119,106,276
Wireless telecommunication services 1.5%
T-Mobile US, Inc.	1,159,693	185,933,579
Consumer discretionary 5.1%		666,034,965
Automobile components 0.3%
BorgWarner, Inc.	1,086,954	38,967,301
Distributors 0.3%
LKQ Corp.	781,904	37,367,192
Hotels, restaurants and leisure 1.7%
Booking Holdings, Inc. (A)	31,530	111,843,847
MGM Resorts International (A)	2,364,223	105,633,484
Household durables 0.7%
Mohawk Industries, Inc. (A)	548,172	56,735,802
Whirlpool Corp.	292,889	35,665,094
Specialty retail 2.1%
AutoZone, Inc. (A)	80,128	207,179,758
Ulta Beauty, Inc. (A)	148,253	72,642,487
Consumer staples 7.1%		924,694,044
Beverages 1.7%
Coca-Cola Europacific Partners PLC	1,495,828	99,831,561
Keurig Dr. Pepper, Inc.	3,846,600	128,168,712
Consumer staples distribution and retail 2.7%
U.S. Foods Holding Corp. (A)	3,147,284	142,918,166
Walmart, Inc.	1,298,255	204,669,901
Personal care products 0.9%
Kenvue, Inc.	5,395,942	116,174,631
Tobacco 1.8%
Philip Morris International, Inc.	2,475,883	232,931,073
Energy 9.3%		1,211,519,801
Energy equipment and services 1.8%
Halliburton Company	2,447,100	88,462,665
Schlumberger, Ltd.	2,720,318	141,565,349
Oil, gas and consumable fuels 7.5%
BP PLC, ADR	3,382,895	119,754,483
Canadian Natural Resources, Ltd.	2,310,418	151,378,587
Cenovus Energy, Inc.	9,179,479	152,838,325
ConocoPhillips	1,622,240	188,293,397
Marathon Petroleum Corp.	1,218,994	180,849,950
Peabody Energy Corp.	2,416,871	58,778,303
Phillips 66	973,402	129,598,742
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 22.9%		$2,986,213,818
Banks 6.4%
Huntington Bancshares, Inc.	5,156,280	65,587,882
JPMorgan Chase & Co.	3,183,443	541,503,655
Wells Fargo & Company	4,539,696	223,443,837
Capital markets 5.7%
Ares Management Corp., Class A	471,513	56,072,326
Intercontinental Exchange, Inc.	972,823	124,939,658
Morgan Stanley	3,261,980	304,179,635
The Charles Schwab Corp.	1,688,049	116,137,771
The Goldman Sachs Group, Inc.	372,478	143,690,838
Consumer finance 2.9%
American Express Company	794,775	148,893,149
Discover Financial Services	2,035,176	228,753,782
Financial services 5.8%
Berkshire Hathaway, Inc., Class B (A)	1,233,457	439,924,774
FleetCor Technologies, Inc. (A)	536,890	151,730,483
Global Payments, Inc.	1,333,112	169,305,224
Insurance 2.1%
Aon PLC, Class A	205,817	59,896,863
Arthur J. Gallagher & Company	399,485	89,836,187
Chubb, Ltd.	541,229	122,317,754
Health care 14.9%		1,952,692,789
Biotechnology 1.2%
Amgen, Inc.	531,971	153,218,287
Health care equipment and supplies 1.4%
Abbott Laboratories	1,716,686	188,955,628
Health care providers and services 6.4%
Cencora, Inc.	853,932	175,380,554
Centene Corp. (A)	2,078,277	154,228,936
McKesson Corp.	293,127	135,711,938
The Cigna Group	515,339	154,318,264
UnitedHealth Group, Inc.	415,251	218,617,194
Life sciences tools and services 2.3%
Avantor, Inc. (A)	5,643,903	128,850,305
ICON PLC (A)	600,964	170,114,879
Pharmaceuticals 3.6%
Bristol-Myers Squibb Company	4,692,865	240,790,903
Sanofi SA, ADR	4,675,365	232,505,901
Industrials 16.9%		2,208,163,611
Aerospace and defense 5.0%
General Dynamics Corp.	799,115	207,506,192
Howmet Aerospace, Inc.	2,557,313	138,401,780
RTX Corp.	1,549,486	130,373,752
The Boeing Company (A)	659,685	171,953,492
Building products 1.9%
Allegion PLC	710,788	90,049,732
Builders FirstSource, Inc. (A)	271,771	45,369,451
Masco Corp.	1,743,734	116,795,303
Construction and engineering 0.5%
WillScot Mobile Mini Holdings Corp. (A)	1,516,655	67,491,148
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Electrical equipment 1.0%
Eaton Corp. PLC	532,696	$128,283,851
Machinery 3.9%
Caterpillar, Inc.	204,081	60,340,629
Deere & Company	179,639	71,832,247
Dover Corp.	519,968	79,976,278
Fortive Corp.	1,684,723	124,046,154
Otis Worldwide Corp.	578,553	51,763,137
Wabtec Corp.	907,593	115,173,552
Professional services 2.1%
Jacobs Solutions, Inc.	808,861	104,990,158
Leidos Holdings, Inc.	1,051,506	113,815,009
SS&C Technologies Holdings, Inc.	970,733	59,321,494
Trading companies and distributors 2.5%
United Rentals, Inc.	363,616	208,504,687
WESCO International, Inc.	702,643	122,175,565
Information technology 10.4%		1,360,013,622
IT services 0.9%
Cognizant Technology Solutions Corp., Class A	1,578,560	119,228,637
Semiconductors and semiconductor equipment 6.5%
Advanced Micro Devices, Inc. (A)	1,146,359	168,984,780
Applied Materials, Inc.	996,977	161,580,062
Lam Research Corp.	111,081	87,005,304
Microchip Technology, Inc.	1,802,601	162,558,558
Micron Technology, Inc.	2,012,468	171,744,019
NXP Semiconductors NV	153,749	35,313,070
Qualcomm, Inc.	406,573	58,802,653
Software 1.8%
Nice, Ltd., ADR (A)	285,732	57,006,391
Oracle Corp.	1,703,381	179,587,459
Technology hardware, storage and peripherals 1.2%
Dell Technologies, Inc., Class C	2,068,009	158,202,689
Materials 2.9%		378,883,198
Chemicals 0.9%
DuPont de Nemours, Inc.	794,053	61,086,497
Olin Corp.	957,781	51,672,285
Construction materials 1.4%
CRH PLC	2,606,634	180,274,807
Metals and mining 0.6%
Teck Resources, Ltd., Class B (B)	2,030,982	85,849,609
Utilities 1.2%		158,067,273
Electric utilities 0.7%
FirstEnergy Corp.	2,646,409	97,017,354
Multi-utilities 0.5%
CenterPoint Energy, Inc.	2,136,854	61,049,919

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 2.6%			$338,529,480
(Cost $338,529,896)
Short-term funds 2.6%			338,529,480
John Hancock Collateral Trust (C)	5.3645(D)	628,073	6,280,855
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2982(D)	332,248,625	332,248,625

Total investments (Cost $9,639,596,117) 99.7%	$13,015,952,482
Other assets and liabilities, net 0.3%	41,975,428
Total net assets 100.0%	$13,057,927,910

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 12-31-23. The value of securities on loan amounted to $6,154,328.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 12-31-23.
The fund had the following country composition as a percentage of net assets on 12-31-23:
United States	88.5%
Ireland	3.4%
Canada	3.0%
France	1.8%
United Kingdom	1.7%
Other countries	1.6%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	628,073	$7,490,790	$612,097,426	$(613,304,317)	$(47)	$(2,997)	$289,180	—	$6,280,855
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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